Common Stock And Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Compensation Expense For Share-Based Incentive Awards
(in millions)	2012	2011	2010
Restricted stock units	$31	$22	$9
Other share-based compensation	-	1	14
Performance shares:
Equity awards	26	16	11
Liability awards	-	(13)	22
Total compensation expense (pre-tax)	$57	$26	$56
Total compensation expense (after-tax)	$34	$16	$33

Schedule Of Restricted Stock Units Activity
	Number of	Weighted Average Grant-
	Restricted Stock Units	Date Fair Value
Nonvested at January 1	1,626,048	$42.57
Granted	923,001	$42.17
Vested	(424,034)	$41.88
Forfeited	(55,724)	$42.64
Nonvested at December 31	2,069,291	$42.52

Schedule Of Nonvested Performance-Based Units Activity
	Number of	Weighted Average Grant-
	Performance Shares	Date Fair Value
Nonvested at January 1	1,325,406	$34.64
Granted	834,420	$41.93
Vested	(425)	$34.86
Forfeited (1)	(661,928)	$35.71
Nonvested at December 31	1,497,473	$38.15

(1) Includes performance shares that expired with zero value as performance targets were not met.